Footnotes to financial statements (Parenthetical)		2 Months Ended	6 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)		May 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 SGD ($)
Trading income (expense)	[1],[2]		$ 4,883,000,000	$ 4,194,000,000	$ 4,232,000,000
Authorized amount for share buy-back program							$ 2,000,000,000.0
Redemption of securities		$ 1,000,000,000.0	6,064,000,000
Total equity		(191,294,000,000)	(191,294,000,000)	(197,871,000,000)	(195,786,000,000)
Changes in fair value of long-term debt and related derivatives	[2]		126,000,000	49,000,000	(204,000,000)
Retained earnings
Redemption of securities			237,000,000
Total equity		(140,908,000,000)	(140,908,000,000)	(139,999,000,000)	(140,837,000,000)	[3]
Contingent Convertible Securities | HSBC Holdings
Payments for debt issue costs			8,000,000	4,000,000	10,000,000
Intercompany debt issue costs			34,000,000	10,000,000	27,000,000
Tax effect of issuance of contingent convertible securities			8,000,000	3,000,000	7,000,000
Accelerated amortisation of external issuance costs			172,000,000
Available- for-sale fair value reserve
Total equity	[4]	1,561,000,000	1,561,000,000	350,000,000	9,000,000
$4150m Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount		$ 4,150,000,000	$ 4,150,000,000
$3000m Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount					3,000,000,000
SGD 1000m Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount									$ 1,000,000,000
EUR 1250m Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Notional amount | €								€ 1,250,000,000
$2200m 8.125% Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Borrowings, interest rate		8.125%	8.125%
Notional amount redeemed		$ 2,200,000,000	$ 2,200,000,000
$3800m 8.000% Perpetual Subordinated Contingent Convertible Capital Securities | Contingent Convertible Securities | HSBC Holdings
Borrowings, interest rate		8.00%	8.00%
Notional amount redeemed		$ 3,800,000,000	$ 3,800,000,000
Change in presentation of foreign exchange exposure
Changes in fair value of long-term debt and related derivatives				(241,000,000)	(276,000,000)
Pension Plan | Present value of defined benefit obligations | Principal plan
Re-measurement effects recognised in other comprehensive income				$ (294,000,000)	$ 2,024,000,000

[1]	10The classification and measurement requirements under IFRS 9, which was adopted from 1 January 2018, are based on an entity’s assessment of both the business model for managing the assets and the contractual cash flow characteristics of the assets. The standard contains a classification for items measured mandatorily at fair value through profit or loss as a residual category. Given its residual nature, the presentation of the income statement has been updated to separately present items in this category which are of a dissimilar nature or function, in line with IAS 1 ‘Presentation of financial statements’ requirements. Comparative data has been re-presented. There is no net impact on total operating income.
[2]	11Prior to 2018 foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018 we have grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘net income from financial instruments held for trading or managed on a fair value basis’. Comparative data have been re-presented. There is no net impact on total operating income and the impact on ‘changes in fair value of long-term debt and related derivatives’ is $(276)m in 1H17 and $(241)m in 2H17.
[3]	7During 2018, HSBC Holdings redeemed its $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs, which are classified as equity under IFRSs.
[4]	8The $350m at 31 December 2017 represents the IAS 39 Available-for-sale fair value reserve as at 31 December 2017.